Borrowings - Schedule of Borrowings (Details) - Maybank Singapore Limited [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Borrowings [Line Items]
Annual interest rate	5.00%
Start	July 2022
Maturity	July 2027
Principal	$ 314,490
Long-term	69,326	$ 95,624
Long-term (current portion)	$ 65,952	$ 59,887